Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2015 [Member]	Common Stock [Member]	Common Stock [Member] Issued April 14, 2014 [Member]	Common Stock [Member] Issued November 21, 2014 [Member]	Common Stock [Member] Issued December 1, 2014 [Member]	Common Stock [Member] Issued March 17, 2015 [Member]	Common Stock [Member] Issued March 29 2016 [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2013	$ 722,216		$ 553						$ 584,031	$ (88)	$ 137,720
Beginning Balance, (in shares) at Dec. 31, 2013			55,326,765
Restricted shares issued, (in shares)				12,348	5,000	2,500
Issuance of common stock	(345)								(345)
Net income	87,737										87,737
Foreign currency translation	(166)									(166)
Share-based compensation plan	1,122								1,122
Ending Balance at Dec. 31, 2014	810,564		$ 553						584,808	(254)	225,457
Ending Balance, (in shares) at Dec. 31, 2014			55,346,613
Restricted shares issued		$ 1					$ 1
Restricted shares issued, (in shares)							16,854
Net income	98,094										98,094
Foreign currency translation	(211)									(211)
Share-based compensation plan	1,643								1,643
Ending Balance at Dec. 31, 2015	$ 910,091		$ 554						586,451	(465)	323,551
Ending Balance, (in shares) at Dec. 31, 2015	55,363,467		55,363,467
Restricted shares issued, (in shares)								72,620
Net income	$ 44,638										44,638
Foreign currency translation	178									178
Share-based compensation plan	1,573								1,573
Ending Balance at Dec. 31, 2016	$ 956,480		$ 554						$ 588,024	$ (287)	$ 368,189
Ending Balance, (in shares) at Dec. 31, 2016	55,436,087		55,436,087